Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pioneer Series Trust V
Entity Central Index Key	0001341256
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000035147 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Income Municipal Fund
Class Name	Class A
Trading Symbol	PIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer High Income Municipal Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A+	$41	0.82%^
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

^	Annualized

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.82%	[1],[2]
Net Assets	$ 1,096,135,538
Holdings Count | Holding	279	[3]
Investment Company Portfolio Turnover	22.00%	[4]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,096,135,538%
Total number of portfolio holdings	279^^
Portfolio turnover rate	22%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of February 28, 2025 )*
California	14.2%
New York	12.6%
Indiana	10.6%
Pennsylvania	6.6%
Puerto Rico	6.3%
Texas	5.2%
Ohio	5.1%
Colorado	4.7%
Wisconsin	4.3%
Florida	4.1%
Other States	26.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.

C000035148 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Income Municipal Fund
Class Name	Class C
Trading Symbol	HICMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer High Income Municipal Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C+	$80	1.59%^
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

^	Annualized

Expenses Paid, Amount	$ 80	[5]
Expense Ratio, Percent	1.59%	[5],[6]
Net Assets	$ 1,096,135,538
Holdings Count | Holding	279	[7]
Investment Company Portfolio Turnover	22.00%	[8]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,096,135,538%
Total number of portfolio holdings	279^^
Portfolio turnover rate	22%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of February 28, 2025 )*
California	14.2%
New York	12.6%
Indiana	10.6%
Pennsylvania	6.6%
Puerto Rico	6.3%
Texas	5.2%
Ohio	5.1%
Colorado	4.7%
Wisconsin	4.3%
Florida	4.1%
Other States	26.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.

C000035149 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Income Municipal Fund
Class Name	Class Y
Trading Symbol	HIMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer High Income Municipal Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y+	$28	0.55%^
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

^	Annualized

Expenses Paid, Amount	$ 28	[9]
Expense Ratio, Percent	0.55%	[9],[10]
Net Assets	$ 1,096,135,538
Holdings Count | Holding	279	[11]
Investment Company Portfolio Turnover	22.00%	[12]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,096,135,538%
Total number of portfolio holdings	279^^
Portfolio turnover rate	22%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of February 28, 2025 )*
California	14.2%
New York	12.6%
Indiana	10.6%
Pennsylvania	6.6%
Puerto Rico	6.3%
Texas	5.2%
Ohio	5.1%
Colorado	4.7%
Wisconsin	4.3%
Florida	4.1%
Other States	26.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.

[1]	Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.
[2]	Annualized
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.
[5]	Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.
[6]	Annualized
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.
[9]	Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.
[10]	Annualized
[11]	Excluding short-term investments and all derivative contracts except for options purchased.
[12]	Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.